Stockholders' Equity (Schedule of Stock Plan Activity) (Details) shares in Thousands	12 Months Ended
Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award, Movement in Shares Available for Grant [Roll Forward]
Shares available for grant	1,409
2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Movement in Shares Available for Grant [Roll Forward]
Shares available for grant	2,267
Restricted stock units granted	(860)
Options granted	(330)
Restricted stock units cancelled	318
Options cancelled	14
Shares available for grant	1,409